Intangibles (Details) $ in Millions	12 Months Ended
	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 AUD ($)
Intangibles (Details) [Line Items]
Projection period	3 years
Steady rate period	2 years
Pre-tax discount rate	58.00%	58.00%
Projected revenue growth rate	2.00%
Annual growth rate	110.00%	110.00%
Operating costs percentage	10.00%	10.00%
Pre-tax reflects	58.00%
Revenue growth rate	2.00%
Increase in operating costs rate	10.00%
Goodwill recoverable value (in Dollars)	$ 3,210,161
Revenue goodwill percentage	67.50%
Goodwill discount rate	98.20%
Goodwill [Member]
Intangibles (Details) [Line Items]
Goodwill recoverable value (in Dollars)		$ 10